UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-3264

Dryden Government Securities Trust

(Exact name of registrant as specified in charter)

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey	07102

(Address of principal executive offices)	(Zip code)

Marguerite E. H. Morrison

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code: 973-367-7525

Date of fiscal year end: 11/30/03

Date of reporting period: 11/30/03

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Dryden Government Securities Trust/

Money Market Series &

U.S. Treasury Money Market Series

Formerly known as Prudential Government Securities Trust

NOVEMBER 30, 2003	ANNUAL REPORT

FUND TYPE

Money market

OBJECTIVES

Money Market Series: High current income, preservation of capital, and maintenance of liquidity.

U.S. Treasury Money Market Series: High current income consistent with the preservation of principal and liquidity.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a service mark of The Prudential Insurance Company of America.

Dear Shareholder,

January 14, 2004

As you may know, the mutual fund industry recently has been the subject of much media attention. There has been press coverage of Prudential, and recently, administrative complaints were filed against Prudential Securities* and several of its former brokers and branch managers in Massachusetts. As president of your Trust, I’d like to provide you with an update on the issues as they pertain to JennisonDryden mutual funds.

Regulators and government authorities have requested information regarding trading practices from many mutual fund companies across the nation. Our fund family has been cooperating with inquiries it has received, and at the same time, Prudential Financial, Inc. has been conducting its own internal review. This review encompasses the policies, systems, and procedures of our fund family, Prudential Financial’s investment units and its proprietary distribution channels, including the former Prudential Securities. The review also includes mutual fund trading activity by investment professionals who manage our funds.

Market timing

Prudential Investments LLC, the Trust’s investment manager, has actively discouraged disruptive market timing, and for years our mutual fund prospectuses have identified and addressed this issue. Prudential Investments has established operating policies and procedures that are designed to detect and deter frequent trading activities that would be disruptive to the management of our mutual fund portfolios, and has rejected numerous orders placed by market timers in the past.

* Prudential Investments LLC, the manager of JennisonDryden mutual funds, and Prudential Investment Management Services LLC, the distributor of the funds, are part of the Investment Management segment of Prudential Financial, Inc. and are separate legal entities from the entity formerly known as Prudential Securities Incorporated, a retail brokerage firm. In February 2003, Prudential Financial and Wachovia Corporation announced they were combining their retail brokerage forces. The transaction was completed in July 2003. Wachovia Corporation has a 62% interest in the new firm, which is now known as Wachovia Securities LLC, and Prudential Financial owns the remaining 38%.

Late trading

The Securities and Exchange Commission requires that orders to purchase or redeem mutual fund shares be received either by the fund or by an intermediary (such as a broker, financial adviser, or 401(k) record keeper) before the time at which the fund calculates its net asset value (normally 4:00 p.m., Eastern time) if they are to receive that day’s price. The policies of our mutual funds do not make and have not made allowances for the practice known as “late trading”.

For more than 40 years we have offered investors quality investment products, financial guidance, and responsive customer service. Today we remain committed to this heritage and to the highest ethical principles in our investment practices.

Sincerely,

Judy A. Rice, President

Dryden Government Securities Trust/Money Market Series

Dryden Government Securities Trust/U.S. Treasury Money Market Series

Dryden Government Securities Trust	1

Your Trust’s Performance

Fund Objectives—Money Market Series

The investment objectives of the Money Market Series are high current income, preservation of capital, and maintenance of liquidity. There can be no assurance that the Money Market Series will achieve its investment objectives.

Fund Facts as of 11/30/03
	7-Day Current Yield*	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Class A	0.29%	$1.00	32 Days	$504.8

Class Z	0.42%	$1.00	32 Days	$22.5

iMoneyNet, Inc. Government & Agency Avg.**	0.38%	N/A	56 Days	N/A

*	Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Money Market Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Series.

**	iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Government & Agency Average as of November 25, 2003, the closest date to the end of our reporting period.

Fund Objective—U.S. Treasury Money Market Series

The investment objective of the U.S. Treasury Money Market Series is high current income consistent with the preservation of principal and liquidity. There can be no assurance that the U.S. Treasury Money Market Series will achieve its investment objective.

Fund Facts as of 11/30/03
	7-Day Current Yield*	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Class A	0.26%	$1.00	51 Days	$343.5

Class Z	0.39%	$1.00	51 Days	$5.8

iMoneyNet, Inc. Treasury Retail Avg.**	0.34%	N/A	70 Days	N/A

*	Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the U.S. Treasury Money Market Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the U.S. Treasury Money Market Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the U.S. Treasury Money Market Series.

**	iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Treasury Retail Average as of November 25, 2003, the closest date to the end of our reporting period.

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Investment Adviser’s Report

Prudential Investment Management, Inc.

Money Market Series

Facing the challenge of low interest rates

During the 12-month period that began December 1, 2002, investors searching for high-quality money market securities with attractive yields had to contend with interest rates that hovered at their lowest levels in decades. Therefore our investment strategy aimed to enhance the Series’ yield and to provide its shareholders with easy access to their money. The Series’ NAV remained at $1.00 per share throughout its fiscal year.

We typically invested in two maturity categories. Our short-term investments, securities maturing in three months or less, were federal agency notes and repurchase agreements with various U.S. financial institutions. Our longer-term investments were federal agency notes maturing in nine months to one year.

From time to time, we emphasized one maturity category more than the other, reflecting changing market conditions or the liquidity needs of the Series’ shareholders. For example, the threat of war with Iraq, among other things, undermined economic vitality in the United States during the early months of our reporting period. As 2003 continued, there was growing speculation in the financial markets that the Federal Reserve (the Fed) would reduce short-term interest rates to encourage sustainable economic growth. This outlook for a more accommodative monetary policy meant that money market yields could decline even further.

We believed we found particularly good value in federal agency notes scheduled to mature in one year that could be retired early (or called) by their respective issuers in three or six months. These callable notes featured relatively attractive yields to compensate investors for this early maturity option. During the reporting period, some federal agency notes held by the Series were called while others were not. Those issues that were called still benefited the Series by providing incremental yield during the time that they were held in the portfolio.

Overnight bank lending rate reduced to 1%

The change in monetary policy finally occurred in late June 2003. The rate banks charge each other for overnight loans was reduced a quarter of a percentage point to 1%. (Some investors had expected the benchmark rate to be cut by half a percentage point.) Disappointment over this modest change in monetary policy and signs of faster-than-expected economic growth put upward pressure on money market yields in the summer. Yields rose amid concern that the Fed might begin to consider increasing short-term rates.

Dryden Government Securities Trust	3

During the summer of 2003, we took advantage of what we believed to be an attractive investment opportunity. The Federal Home Loan Mortgage Corporation (Freddie Mac), a U.S. government-sponsored enterprise, buys mortgages and packages them into mortgage-backed securities that are sold to investors. Freddie Mac had to restate its earnings higher because of accounting irregularities. As a result of this news, yield spreads on Freddie Mac notes became tighter relative to corporate debt securities with comparable maturities. This partly reflected uncertainty about how Freddie Mac and the Federal National Mortgage Association (Fannie Mae) would be regulated in the future to prevent such problems from reoccurring. We capitalized on this window of opportunity by purchasing Freddie Mac and Fannie Mae notes, which provided incremental yield that benefited the Series.

In the autumn of 2003, we adjusted our strategy by selling federal agency notes maturing in six months to a year and buying those maturing in two months or less. This prepared the Series to accommodate an anticipated outflow of assets in late 2003 associated with a joint venture between Prudential Securities Incorporated and Wachovia Securities LLC.

U.S. Treasury Money Market Series

Investing amid low interest rates

Money market funds that invest exclusively in U.S. Treasury securities offer a lower-risk alternative amid volatile financial markets. However, the average seven-day current yield on money market funds declined significantly during our 12-month reporting period that began December 1, 2002. This trend occurred as the Federal Reserve (the Fed) reduced short-term interest rates to their lowest level in decades with a goal of stimulating sustainable economic growth in the United States.

Confronted with the challenge posed by the low-interest-rate environment, we employed an investment strategy aimed at enhancing the Series’ yield while providing its shareholders with quick access to their money. The Series’ NAV remained at $1.00 per share throughout its fiscal year.

Adjusting our two-pronged investment strategy

We typically invested in two maturity categories of Treasurys—those that came due in one month or less and those that had one year left to maturity. From time to time, we adjusted our approach so that our purchases focused more on one of these maturity categories than the other. Our adjustment depended on the flow of assets in the Series and changing conditions in the money markets. For example, the liquidity needs of the Series’ shareholders typically increase early in the calendar year. In order to

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provide the Series with the flexibility to accommodate this development, we emphasized Treasurys maturing in one month or less. Moreover, one-month Treasurys offered relatively higher yields because of the burgeoning supply of these debt securities. The U.S. Department of the Treasury has greatly increased the amount of securities it issues (some maturities more than others) to finance the ballooning federal budget deficit.

As 2003 continued, there was growing speculation in the financial markets that the Fed would cut short-term interest rates because, among other things, the threat of war with Iraq had hurt economic conditions in the United States. Therefore we began to emphasize Treasurys maturing in one year to lock in their yields before the general level of money market yields declined even further.

Overnight bank lending rate reduced to 1%

The long-awaited change in monetary policy occurred in late June 2003. The rate banks charge each other for overnight loans was reduced a quarter of a percentage point to 1%. (Some investors had expected the benchmark rate to be cut by half a percentage point.) Disappointment over this modest change in monetary policy and signs that the economy might be expanding at a brisk pace put upward pressure on money market yields in the summer of 2003. Yields rose amid concern that the Fed might begin to consider increasing short-term rates. In August 2003, we took advantage of this temporary rise in yields by purchasing Treasurys maturing in one year.

During the autumn of 2003, we adjusted our investment strategy by selling Treasurys maturing in nine months to one year and buying those maturing in three months or less. This prepared the Series to accommodate an anticipated outflow of assets in late 2003 associated with a joint venture between Prudential Securities Incorporated and Wachovia Securities LLC.

Dryden Government Securities Trust	5

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Financial Statements

November 30, 2003	ANNUAL REPORT

Dryden Government Securities Trust

Money Market Series

U.S. Treasury Money Market Series

Portfolio Of Investments

as of November 30, 2003

Money Market Series

Principal Amount (000)	Description	Value (Note 1)

Federal Farm Credit Bank 0.1%

$500	5.10%, 4/26/04	$507,649

Federal Home Loan Bank 22.6%

5,160	5.25%, 2/13/04, M.T.N.	5,202,560
6,000	1.30%, 12/4/03, F.R.N.	6,000,000
5,000	1.25%, 12/11/03, F.R.N.	5,000,000
30,000	1.015%, 12/24/03, F.R.N.	29,992,899
20,000	1.05%, 1/7/04, F.R.N.	19,997,293
33,000	1.01%, 1/14/04, F.R.N.	32,990,932
300	5.35%, 12/1/03	300,000
100	5.53%, 12/8/03	100,081
100	5.85%, 12/15/03	100,174
500	3.26%, 12/19/03	500,512
500	Zero Coupon, 2/25/04	497,514
1,000	1.25%, 4/15/04	1,000,598
10,000	4.875%, 4/16/04	10,134,232
250	1.125%, 5/19/04	249,886
7,000	2.25%, 8/13/04	7,054,429

		119,121,110

Federal Home Loan Mortgage Corporation 5.9%

15,000	1.01%, 12/15/03	14,994,108
12,500	0.99%, 12/31/03	12,489,688
758	5.25%, 2/15/04	764,254
750	5.625%, 3/12/04	759,203
2,000	3.25%, 5/20/04	2,016,962

		31,024,215

Federal National Mortgage Association 17.5%

3,817	5.125%, 2/13/04, M.T.N.	3,847,397
6,340	1.003%, 12/10/03, F.R.N.	6,338,637
25,000	1.06%, 12/18/03, F.R.N.	24,995,416
10,500	1.01%, 1/22/04, F.R.N.	10,499,226
19,000	1.00%, 1/28/04, F.R.N.	18,995,214
8,000	1.35%, 3/23/04, F.R.N.	8,000,000
5,138	1.005%, 1/15/04	5,131,544
4,000	1.14%, 2/18/04	3,989,993
10,000	6.50%, 8/15/04	10,370,154

		92,167,581

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

Repurchase Agreements(a) 54.3%

$20,000	Bear Stearns & Co., Inc. 1.06%, dated 11/24/03, due 12/1/03 in the amount of $20,004,122 (cost $20,000,000; the value of the collateral including interest was $20,400,244)	$20,000,000
50,000	Deutsche Bank Securities, Inc., 1.06%, dated 11/26/03, due 12/03/03 in the amount of $50,010,306 (cost $50,000,000; the value of the collateral including interest was $51,000,000)	50,000,000
50,000	Greenwich Capital Markets, 1.05%, dated 11/26/03, due 12/01/03 in the amount of $50,007,292 (cost $50,000,000; the value of the collateral including interest was $51,001,080)	50,000,000
50,000	JP Morgan Chase Securities, Inc., 1.05%, dated 11/26/03, due 12/01/03 in the amount of $50,007,292 (cost $50,000,000; the value of the collateral including interest was $51,000,496)	50,000,000
66,524	Joint Repurchase Agreement (Note 4), 1.07%, dated 11/28/03, due 12/01/03 in the amount of $66,529,932 (cost $66,524,000 the value of the collateral including interest was $67,528,442)	66,524,000
50,000	Merrill Lynch & Co., Inc., 1.04%, dated 11/28/03, due 12/02/03 in the amount of $50,005,778 (cost $50,000,000; the value of the collateral including interest was $51,002,651)	50,000,000

		286,524,000
	Total Investments 100.4% (amortized cost $529,344,555(b))	529,344,555
	Liabilities in excess of other assets (0.4%)	(2,052,150)

	Net Assets 100%	$527,292,405

F.R.N.—Floating Rate Note. The interest rate reflected is the rate in effect at November 30, 2003.

M.T.N.—Medium Term Note.

(a)	Repurchase Agreements are collateralized by U.S. Treasury or Federal agency obligations.
(b)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

See Notes to Financial Statements.

Dryden Government Securities Trust	9

Portfolio Of Investments

as of November 30, 2003

U.S. Treasury Money Market Series

Principal Amount (000)	Description	Value (Note 1)

United States Treasury Bills 86.1%

$1,495	0.825%, 12/18/03	$1,494,417
30,000	0.92%, 12/18/03	29,986,967
2,705	0.902%, 12/26/03	2,703,306
64,900	0.938572%, 12/26/03	64,857,699
75,000	0.945%, 12/26/03	74,950,781
19,784	0.90%, 1/2/04	19,768,173
5,198	0.9025%, 1/2/04	5,193,830
20,465	0.91%, 1/2/04	20,448,446
10,571	0.915%, 1/2/04	10,562,402
878	0.925%, 1/2/04	877,278
6,931	0.92%, 1/8/04	6,924,269
6,702	0.94%, 1/8/04	6,695,350
33,225	0.905%, 1/15/04	33,187,414
1,000	0.94%, 1/15/04	998,825
12,000	0.97%, 1/15/04	11,985,450
10,000	0.96%, 1/29/04	9,984,267
213	1.01%, 2/5/04	212,606
31	1.035%, 2/26/04	30,923

		300,862,403

United States Treasury Notes 13.6%

14,465	2.125%, 8/31/04	14,553,637
25,000	3.625%, 3/31/04	25,202,620
5,000	3.375%, 4/30/04	5,043,080
2,607	5.25%, 5/15/04	2,653,599

		47,452,936

	Total Investments 99.7% (amortized cost $348,315,339(a))	348,315,339
	Other assets in excess of liabilities 0.3%	1,007,511

	Net Assets 100%	$349,322,850

(a)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

See Notes to Financial Statements.

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Statement of Assets and Liabilities

as of November 30, 2003

Assets	Money Market Series	U.S. Treasury Money Market Series

Investments, at amortized cost	$242,820,555	$348,315,339
Repurchase Agreements	286,524,000	—
Cash	69,362	26,377
Receivable for Series shares sold	2,418,249	5,259,068
Interest receivable	744,692	251,595
Prepaid expenses and other assets	14,428	10,663

Total assets	532,591,286	353,863,042

Liabilities

Payable for Series shares reacquired	4,500,644	4,172,065
Accrued expenses and other liabilities	526,293	180,696
Management fee payable	177,803	120,462
Distribution fee payable	53,228	37,034
Dividends payable	30,399	17,656
Deferred trustee’s fees	10,514	12,279

Total liabilities	5,298,881	4,540,192

Net Assets	$527,292,405	$349,322,850

Net assets were comprised of:
Shares of beneficial interest, at par ($.01 per share )	$5,272,924	$3,493,229
Paid-in capital in excess of par	522,019,481	345,829,621

Net assets, November 30, 2003	$527,292,405	$349,322,850

Class A

Net asset value, offering price and redemption price per share ($504,806,153 ÷ 504,806,153 shares of beneficial interest issued and outstanding)	$1.00

($343,476,543 ÷ 343,476,543 shares of beneficial interest issued and outstanding)		$1.00

Class Z

Net asset value, offering price and redemption price per share ($22,486,252 ÷ 22,486,252 shares of beneficial interest issued and outstanding)	$1.00

($5,846,307 ÷ 5,846,307 shares of beneficial interest issued and outstanding)		$1.00

See Notes to Financial Statements.

Dryden Government Securities Trust	11

Statement of Operations

Year Ended November 30, 2003

Net Investment Income	Money Market Series	U.S. Treasury Money Market Series

Interest	$7,866,963	$6,092,148

Expenses
Management fee	2,375,892	2,052,872
Distribution fee—Class A	714,954	634,029
Transfer agent's fees and expenses	1,535,000	200,000
Reports to shareholders	142,000	52,000
Custodian’s fees and expenses	112,000	101,000
Registration fees	100,000	73,000
Legal fees and expenses	32,000	29,000
Audit fee	26,000	26,000
Trustees’ fees	15,000	23,000
Miscellaneous	31,350	9,636

Total expenses	5,084,196	3,200,537

Net investment income	2,782,767	2,891,611

Realized Gain on Investments

Net realized gain on investment transactions	17,514	95,657

Net Increase In Net Assets Resulting From Operations	$2,800,281	$2,987,268

See Notes to Financial Statements.

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Statement of Changes in Net Assets

Money Market Series

	Year Ended November 30,
	2003	2002
Increase (Decrease) In Net Assets

Operations
Net investment income	$2,782,767	$7,353,632
Net realized gain on investment transactions	17,514	108,891

Net increase in net assets resulting from operations	2,800,281	7,462,523

Dividends and distributions (Note 1)
Class A	(2,675,669)	(7,104,781)
Class Z	(124,612)	(357,742)

	(2,800,281)	(7,462,523)

Series share transactions(a) (Note 5)
Net proceeds from shares subscribed	855,912,790	898,494,487
Net asset value of shares issued in reinvestment of dividends and distributions	2,790,554	7,518,194
Cost of shares reacquired	(961,997,498)	(914,652,030)

Net decrease in net assets from Series share transactions	(103,294,154)	(8,639,349)

Total decrease	(103,294,154)	(8,639,349)

Net Assets

Beginning of year	630,586,559	639,225,908

End of year	$527,292,405	$630,586,559

(a)	At $1.00 per share for the Money Market Series.

See Notes to Financial Statements.

Dryden Government Securities Trust	13

Statement of Changes in Net Assets

U.S. Treasury Money Market Series

	Year Ended November 30,
	2003	2002
Increase (Decrease) In Net Assets

Operations
Net investment income	$2,891,611	$6,213,512
Net realized gain on investment transactions	95,657	327,216

Net increase in net assets resulting from operations	2,987,268	6,540,728

Dividends and distributions (Note 1)
Class A	(2,947,679)	(6,462,685)
Class Z	(39,589)	(78,043)

	(2,987,268)	(6,540,728)

Series share transactions(a) (Note 5)
Net proceeds from shares subscribed	4,022,332,273	2,921,203,514
Net asset value of shares issued in reinvestment of dividends and distributions	2,634,240	6,027,099
Cost of shares reacquired	(4,062,912,149)	(3,049,069,855)

Net decrease in net assets from Series share transactions	(37,945,636)	(121,839,242)

Total decrease	(37,945,636)	(121,839,242)

Net Assets

Beginning of year	387,268,486	509,107,728

End of year	$349,322,850	$387,268,486

(a)	At $1.00 per share for the U.S. Treasury Money Market Series.

See Notes to Financial Statements.

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Notes to Financial Statements

Dryden Government Securities Trust (the “Fund”), formerly known as Prudential Government Securities Trust, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund consists of two series: the Money Market Series and the U.S. Treasury Money Market Series (each a “Series”); the monies of each series are invested in separate, independently managed portfolios. The Money Market Series seeks high current income, preservation of capital and maintenance of liquidity by investing primarily in a diversified portfolio of short-term money market instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities that mature in 13 months or less. The U.S. Treasury Money Market Series seeks high current income consistent with the preservation of principal and liquidity by investing exclusively in U.S. Treasury obligations that mature in 13 months or less.

Note 1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and each Series in the preparation of its financial statements.

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Trustees.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. The Fund amortizes premiums and accretes discounts on

Dryden Government Securities Trust	15

Notes to Financial Statements

Cont’d

purchases of portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Fund’s expenses are allocated to the respective Series on the basis of relative net assets except for Series specific expenses which are allocated at a Series or class level.

Dividends and Distributions: The Series declare daily dividends from net investment income and net realized short-term capital gains. Payment of dividends is made monthly. Income distributions and realized capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Federal Income Taxes: For federal income tax purposes, each Series of the Fund is treated as a separate taxable entity. It is each Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly based on the average daily net assets of each Series. With respect to the Money Market Series, the management fee is payable as follows: .40 of 1% of average daily net assets up to $1 billion, .375 of 1% of the average daily net assets between $1 billion and $1.5 billion and .35 of 1% in excess of $1.5 billion. With respect to the U.S. Treasury Money Market Series, the management fee is payable at an annual rate of .40 of 1% of the average daily net assets of the Series.

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Each Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A and Class Z shares of each Series. Each Series compensates PIMS for distributing and servicing the Class A shares, pursuant to a plan of distribution (the “Class A Plan”), regardless of expenses actually incurred by PIMS. The distribution fees for Class A shares are accrued daily and payable monthly. The distributor pays various broker-dealers for account servicing fees and for the expenses incurred by such broker-dealers. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of each Series.

Pursuant to the Class A Plan, the Money Market Series and the U.S. Treasury Money Market Series compensate PIMS at an annual rate of .125 of 1% of each Series’ Class A average daily net assets.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the year ended November 30, 2003, the Fund incurred fees of approximately $818,800 and $198,300, respectively, for the Money Market Series and U.S. Treasury Money Market Series. As of November 30, 2003, approximately $60,600 and $12,700 of such fees were due to PMFS, respectively, for the Money Market Series and U.S. Treasury Money Market Series. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses and sub-transfer agent fees paid to non-affiliates.

Note 4. Joint Repurchase Agreement Account

The Money Market Series, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of November 30, 2003, the Money Market Series had a 23.3% undivided interest in the joint account. The undivided interest for the Money Market Series represents $66,524,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefore were as follows:

Bank of America, 1.07%, in the principal amount of $95,303,000, repurchase price $95,311,498, due 12/01/03. The value of the collateral including accrued interest was $97,209,060.

Dryden Government Securities Trust	17

Notes to Financial Statements

Cont’d

SBC Warburg Asia Limited, 1.07%, in the principal amount of $95,303,000, repurchase price $95,311,498 due 12/01/03. The value of the collateral including accrued interest was $95,400,000.

Barclays Securities, Inc., 1.07%, in the principal amount of $95,304,000, repurchase price $95,312,498, due 12/01/03. The value of the collateral including accrued interest was $97,212,581.

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income, accumulated net realized capital gains (losses) and paid-in capital on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, undistributed net investment income and accumulated net realized gains on investments. For the year ended November 30, 2003, the adjustments were to decrease accumulated net realized gains and increase undistributed net investment income by $17,514 for the Money Market Series. For the year ended November 30, 2003, the adjustments were to decrease accumulated net realized gains and increase undistributed net investment income by $95,657 for the U.S. Treasury Money Market Series. Net investment income, net realized gains and net assets were not affected by this change.

For the years ended November 30, 2002 and November 30, 2003, the tax character of the dividends paid, as reflected in the Statement of Changes for the Money Market Series and the U.S. Treasury Money Market Series was ordinary income. The dividends were as follows:

	November 30, 2002	November 30, 2003
Money Market Series	$7,462,523	$2,800,281
U.S. Treasury Money Market Series	$6,540,728	$2,987,268

Both the Money Market Series and the U.S. Treasury Money Market Series had no distributable earnings as of November 30, 2003.

Note 6. Capital

The Fund offers Class A and Class Z shares. Neither Class A nor Class Z shares are subject to any sales or redemption charge. Class Z shares are offered exclusively for sale to a limited group of investors. The Money Market Series may also offer Class S shares. There are no Class S shares currently issued and outstanding. Each Series has authorized an unlimited number of shares of beneficial interest at $.01 par value.

Transactions in shares of beneficial interest at $1 net asset value per share, for the Money Market Series were as follows:

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	Year Ended November 30,
	2003	2002
Class A
Shares sold	844,459,956	860,460,410
Shares issued in reinvestment of dividends and distributions	2,662,762	7,153,338
Shares reacquired	(949,900,975)	(868,067,278)

Net increase (decrease) in shares outstanding	(102,778,257)	(453,530)

Class Z
Shares sold	11,452,834	38,034,077
Shares issued in reinvestment of dividends and distributions	127,792	364,856
Shares reacquired	(12,096,523)	(46,584,752)

Net increase (decrease) in shares outstanding	(515,897)	(8,185,819)

Transactions in shares of beneficial interest at $1 net asset value per share, for the U.S. Treasury Money Market Series were as follows:

	Year Ended November 30,
	2003	2002
Class A
Shares sold	4,017,929,839	2,917,283,152
Shares issued in reinvestment of dividends and distributions	2,594,099	5,947,387
Shares reacquired	(4,058,788,613)	(3,043,851,561)

Net increase (decrease) in shares outstanding	(38,264,675)	(120,621,022)

Class Z
Shares sold	4,402,434	3,920,362
Shares issued in reinvestment of dividends and distributions	40,141	79,712
Shares reacquired	(4,123,536)	(5,218,294)

Net increase (decrease) in shares outstanding	319,039	(1,218,220)

Note 7. Reorganization

The U.S. Treasury Series historically has served as a sweep vehicle of an affiliated broker/dealer. During fiscal 2003 the U.S. Treasury Series was notified that it would no longer be utilized in such a manner. Consequently, U.S. Treasury Series assets will likely decline over time.

On November 18, 2003, the Board of Trustees of the Fund approved an Agreement and Plan of Reorganization which provided for the transfer of all assets and assumption of all liabilities of Class A and Z shares of the U.S. Treasury Money Market Series for Class A and Z shares of the Money Market Series, respectively.

At the close of business on November 19, 2003, the U.S. Treasury Series has been closed to new accounts pending the merger with the Money Market Series. Shareholders of the U.S. Treasury Series may redeem shares through the effective time of the merger.

Dryden Government Securities Trust	19

Financial Highlights

Money Market Series

Class A
Year Ended November 30, 2003

Per Share Operating Performance:
Net Asset Value, Beginning of Year	$1.000

Net investment income and net realized gain on investment transactions	0.005
Dividends and distributions	(0.005)

Net asset value, end of year	$1.000

Total Return(a):	0.47%
Ratios/Supplemental Data:
Net assets, end of year (000)	$504,806
Average net assets (000)	$571,964
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	0.87%
Expenses, excluding distribution and service (12b-1) fees	0.74%
Net investment income	0.46%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

See Notes to Financial Statements.

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Class A

Year Ended November 30,

2002	2001	2000	1999

$1.000	$1.000	$1.000	$1.000

0.012	0.039	0.053	0.042
(0.012)	(0.039)	(0.053)	(0.042)

$1.000	$1.000	$1.000	$1.000

1.19%	4.04%	5.43%	4.31%

$607,585	$608,038	$558,307	$576,868
$612,109	$589,136	$559,103	$594,266

0.77%	0.83%	0.91%	0.90%
0.64%	0.70%	0.79%	0.77%
1.14%	3.82%	5.35%	4.23%

See Notes to Financial Statements.

Dryden Government Securities Trust	21

Financial Highlights

Cont’d

Class Z
Year Ended November 30, 2003

Per Share Operating Performance:
Net Asset Value, Beginning of Year	$1.000

Net investment income and net realized gain on investment transactions	0.006
Dividends and distributions	(0.006)

Net asset value, end of year	$1.000

Total Return(a):	0.60%
Ratios/Supplemental Data:
Net assets, end of year (000)	$22,486
Average net assets (000)	$22,010
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	0.74%
Expenses, excluding distribution and service (12b-1) fees	0.74%
Net investment income	0.56%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

See Notes to Financial Statements.

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Class Z

Year Ended November 30,

2002	2001	2000	1999

$1.000	$1.000	$1.000	$1.000

0.013	0.04	0.054	0.044
(0.013)	(0.040)	(0.054)	(0.044)

$1.000	$1.000	$1.000	$1.000

1.32%	4.16%	5.56%	4.44%

$23,002	$31,188	$38,534	$41,546
$27,790	$37,641	$34,243	$32,984

0.64%	0.70%	0.79%	0.77%
0.64%	0.70%	0.79%	0.77%
1.27%	4.03%	5.48%	4.38%

See Notes to Financial Statements.

Dryden Government Securities Trust	23

Financial Highlights

U.S. Treasury Money Market Series

Class A
Year Ended November 30, 2003

Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.000
Net investment income and net realized gain on investment transactions	0.006
Dividends and distributions	(0.006)

Net asset value, end of year	$1.000

Total Return(a)	0.55%
Ratios/Supplemental Data:
Net assets, end of year (000)	$343,477
Average net assets (000)	$507,223
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	0.63%
Expenses, excluding distribution and service (12b-1) fees	0.50%
Net investment income	0.56%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(b)	Reflects overall Series ratio for investment income and non-class specific expenses.

See Notes to Financial Statements.

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Class A

Year Ended November 30,

2002	2001		2000	1999

$1.000	$1.000		$1.000	$1.000
0.013	0.038		0.052	0.041
(0.013)	(0.038)		(0.052)	(0.041)

$1.000	$1.000		$1.000	$1.000

1.32%	4.01%		5.27%	4.19%

$381,741	$502,362		$365,154	$321,641
$492,503	$444,533		$396,454	$383,772

0.63%	0.62	%(b)	0.61%	0.63%
0.50%	0.49	%(b)	0.48%	0.51%
1.25%	3.92	%(b)	5.09%	4.08%

See Notes to Financial Statements.

Dryden Government Securities Trust	25

Financial Highlights

Cont’d

Class Z
Year Ended November 30, 2003

Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.000
Net investment income and net realized gain on investment transactions	0.007
Dividends and distributions	(0.007)

Net asset value, end of year	$1.000

Total Return(a)	0.68%
Ratios/Supplemental Data:
Net assets, end of year (000)	$5,846
Average net assets (000)	$5,995
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	0.50%
Expenses, excluding distribution and service (12b-1) fees	0.50%
Net investment income	0.64%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(b)	Reflects overall Series ratio for investment income and non-class specific expenses.

See Notes to Financial Statements.

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Class Z

Year Ended November 30,

2002	2001		2000	1999

$1.000	$1.000		$1.000	$1.000
0.014	0.040		0.053	0.043
(0.014)	(0.040)		(0.053)	(0.043)

$1.000	$1.000		$1.000	$1.000

1.45%	4.14%		5.40%	4.37%

$5,527	$6,746		$5,510	$2,013
$5,514	$5,870		$2,191	$1,942

0.50%	0.49	% (b)	0.48%	0.51%
0.50%	0.49	% (b)	0.48%	0.51%
1.37%	4.04	% (b)	5.31%	4.19%

See Notes to Financial Statements.

Dryden Government Securities Trust	27

Report of Independent Auditors

To the Shareholders and Board of Trustees of

Dryden Government Securities Trust

In our opinion, the accompanying statement of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Series and U.S. Treasury Money Market Series (constituting Dryden Government Securities Trust, formerly Prudential Government Securities Trust, hereafter referred to as the “Fund”) at November 30, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

As described in Note 7, the Board of Trustees has approved a reorganization plan whereby the U.S. Treasury Money Market Series would be merged into the Money Market Series subject to the U.S. Treasury Money Market Series’ shareholders approval.

PricewaterhouseCoopers LLP

New York, New York

January 20, 2004

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Federal Income Tax Information

(Unaudited)

We are required by New York, California, Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders provided the mutual fund meets certain requirements mandated by the respective states’ taxing authorities. We are pleased to report that 34.75% of the dividends paid by the Money Market Series* and 98.45% of the dividends paid by the U.S. Treasury Money Market Series qualify for such deduction.

Shortly after the close of the calendar year ended December 31, 2003, you will be advised as to the federal tax status of the dividends you received in calendar year 2003.

For more detailed information regarding your federal, state and local taxes, you should contact your tax adviser.

* Due to certain minimum portfolio holding requirements in California, Connecticut and New York, residents of those states will not be able to exclude interest on federal obligations from state and local tax.

Dryden Government Securities Fund	29

Management of the Fund

(Unaudited)

Information pertaining to the Trustees of the Fund is set forth below. Trustees who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Fund are referred to as “Interested Trustees.” “Fund Complex”† consists of the Fund and any other investment companies managed by Prudential Investments LLC (PI).

Independent Trustees2

Delayne Dedrick Gold (65), Trustee since 19813 Oversees 86 portfolios in Fund complex

Principal occupations (last 5 years): Marketing Consultant (1982-present); formerly Senior Vice President and Member of the Board of Directors, Prudential Bache Securities, Inc.

Other Directorships held:4 None.

Robert E. La Blanc (69), Trustee since 20033 Oversees 106 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications); formerly General Partner at Salomon Brothers and Vice-Chairman of Continental Telecom; Trustee of Manhattan College.

Other Directorships held:4 Trustee of Storage Technology Corporation (since 1979) (technology), Chartered Semiconductor Manufacturing, Ltd. (since 1998); Titan Corporation (electronics) (since 1995), Computer Associates International, Inc. (since 2002) (software company); FiberNet Telecom Group, Inc. (since 2003) (telecom company); Director (since April 1999) of the High Yield Plus Fund, Inc.

Thomas T. Mooney (62), Trustee since 19963 Oversees 82 portfolios in Fund complex

Principal occupations (last 5 years): Chief Executive Officer, the Rochester Business Alliance, formerly President of the Greater Rochester Metro Chamber of Commerce, Rochester City Manager; formerly Deputy Monroe County Executive; Director of Blue Cross of Rochester and Executive Service Corps of Rochester; Director of the Rochester Individual Practice Association; Director of Rural Metro Ambulance Rochester (since 2003).

Other Directorships held:4 Director (since 1988) of the High Yield Plus Fund, Inc.

Richard A. Redeker (60), Trustee since 19953 Oversees 100 portfolios in Fund complex

Principal occupations (last 5 years): Management Consultant; formerly employee of Prudential Investments (October 1996-December 1998); Director of Invesmart, Inc. (since 2001) and Director of Penn Tank Lines, Inc. (since 1999).

Other Directorships held:4 None.

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Robin B. Smith (64), Trustee since 20033 Oversees 105 portfolios in Fund complex

Principal occupations (last 5 years): Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing), formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Other Directorships held:4 Director of BellSouth Corporation (since 1992).

Louis A. Weil, III (62), Trustee since 19913 Oversees 81 portfolios in Fund complex

Principal occupations (last 5 years): Formerly Chairman (January 1999-July 2000), President and Chief Executive Officer (January 1996-July 2000) and Director (since September 1991) of Central Newspapers, Inc.; formerly Chairman of the Board (January 1996-July 2000), Publisher and Chief Executive Officer (August 1991-December 1995) of Phoenix Newspapers, Inc.

Other Directorships held:4 None

Interested Trustees

Judy A. Rice (55), President since 2003 and Trustee since 20003 Oversees 108 portfolios in Fund complex

Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-in-Charge (since 2003) of PI; Director, Officer-in-Charge, President, Chief Executive Officer and Chief Operating Officer (since May 2003) of American Skandia Advisory Services, Inc. and American Skandia Investment Services, Inc.; Director, Officer-in-Charge, President, Chief Executive Officer (since May 2003) of American Skandia Fund Services, Inc.; Vice President (since February 1999) of Prudential Investment Management Services LLC; President, Chief Executive Officer and Officer-In-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly various positions to Senior Vice President (1992-1999) of Prudential Securities; and various positions to Managing Director (1975-1992) of Salomon Smith Barney; Member of Board of Governors of the Money Management Institute.

Other Directorships held:4 None

Robert F. Gunia (57), Vice President and Trustee since 19963 Oversees 187 portfolios in Fund complex

Principal occupations (last 5 years): Chief Administrative Officer (since June 1999) of PI; Executive Vice President and Treasurer (since January 1996) of PI; President (since April 1999) of Prudential Investment Management Services LLC (PIMS); Corporate Vice President (since September 1997) of The Prudential Insurance Company of America (Prudential); Director, Executive Vice President and Chief Administrative Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; President (since April 1999) of Prudential Investment Management Services LLC; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; formerly Senior Vice President (March 1987-May 1999) of Prudential Securities.

Other Directorships held:4 Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc.

Dryden Government Securities Trust	31

Information pertaining to the Officers of the Fund is set forth below.

Officers2

Marguerite E.H. Morrison (47), Chief Legal Officer since 2003 and Assistant Secretary since 20023

Principal occupations (last 5 years): Vice President and Chief Legal Officer—Mutual Funds and Unit Investment Trust (since August 2000) of Prudential; Senior Vice President and Secretary (since April 2003) of PI; Senior Vice President and Secretary (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; Vice President and Assistant Secretary of PIMS (since October 2001), previously Senior Vice President and Assistant Secretary (February 2001-April 2003) of PI, Vice President and Associate General Counsel (December 1996-February 2001) of PI.

Maryanne Ryan (39), Anti-Money Laundering Compliance Officer since 20023

Principal occupations (last 5 years): Vice President, Prudential (since November 1998), First Vice President, Prudential Securities (March 1997-May 1998); Anti-Money Laundering Compliance Officer (since 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Marketing, Inc.

Grace C. Torres (44), Treasurer and Principal Financial and Accounting Officer since 19983

Principal occupations (last 5 years): Senior Vice President (since January 2000) of PI, Senior Vice President and Assistant Treasurer (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Advisory Services, Inc.; formerly First Vice President (December 1996-January 2000) of PI and First Vice President (March 1993-1999) of Prudential Securities.

Jonathan D. Shain (45), Secretary since 20013

Principal occupations (last 5 years): Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Fund Services, Inc.; formerly Attorney with Fleet Bank, N.A. (January 1997-July 1998).

†	The Fund Complex consists of all investment companies managed by PI. The Funds for which PI serves as manager include JennisonDryden Mutual Funds, Strategic Partners Funds, American Skandia Advisor Funds, Inc., The Prudential Variable Contract Accounts 2, 10, 11, The Target Portfolio Trust, The Prudential Series Fund, Inc., American Skandia Trust, and Prudential’s Gibraltar Fund.

[1]	“Interested” Trustee, as defined in the 1940 Act, by reason of employment with the Manager, (Prudential Investments LLC or PI), the Subadviser (Jennison Associates LLC or Jennison) or the Distributor (Prudential Investment Management Services LLC or PIMS).

[2]	Unless otherwise noted, the address of the Trustees and Officers is c/o: Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

[3]	There is no set term of office for Trustees and Officers. The Independent Trustees have adopted a retirement policy, which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75. The table shows the individuals length of service as Trustee and/or Officer.

[4]	This includes only directorships of companies requested to register, or file reports with the SEC under the Securities and Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

Additional information about the Fund’s Trustees is included in the Fund’s Statement of Additional Information which is available without charge, upon request, by calling (800) 521-7466 or (732) 482-7555 (Calling from outside the U.S.)

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

TRUSTEES
Delayne Dedrick Gold • Robert F. Gunia • Robert E. La Blanc • Thomas T. Mooney • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Louis A. Weil III

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary • Jonathan D. Shain, Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	PricewaterhouseCoopers LLP	1177 Avenue of the Americas New York, NY 10036

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Dryden Government Securities Trust/Money Market Series
Share Class	A	Z

Nasdaq	PBGXX	PGZXX
CUSIP	262434301	262434400

Dryden Government Securities Trust/U.S. Treasury Money Market Series
Share Class	A	Z

Nasdaq	PUSXX	PTZXX
CUSIP	262434608	262434707

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Government Securities Trust/Money Market Series
Share Class	A	Z

Nasdaq	PBGXX	PGZXX
CUSIP	262434301	262434400

Dryden Government Securities Trust/U.S. Treasury Money Market Series
Share Class	A	Z

Nasdaq	PUSXX	PTZXX
CUSIP	262434608	262434707

MF100E    IFS-A087152

Item 2 – Code of Ethics—See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-367-7525, and ask for a copy of the Section 406 Standards for Investment Companies—Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. David Carson, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services – Not required in this filing

Item 5 – Reserved

Item 6 – Reserved

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not required in this filing

Item 8 – Reserved

Item 9 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 – Exhibits

(a)	Code of Ethics – attached hereto

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Government Securities Trust

By (Signature and Title)*	/s/ Marguerite E. H. Morrison

Marguerite E. H. Morrison Assistant Secretary

Date January 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice

Judy A. Rice President and Principal Executive Officer

Date January 21, 2004

By (Signature and Title)*	/s/ Grace C. Torres

Grace C. Torres Treasurer and Principal Financial Officer

Date January 21, 2004

* Print the name and title of each signing officer under his or her signature.